Intangible Assets (Tables)	12 Months Ended
May 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets	Intangible assets and related accumulated amortization were as follows:
	As of
	May 31, 2020	May 31, 2019
Software	29,646	-
Less: Accumulated amortization	-	-
Total	$29,646	$-